UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number:  775.886.1500
Date of fiscal year end:  December 31

Date of reporting period: March 31, 2008

Item 1:	Schedule of Investments March 31, 2008 (unaudited)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2008
(Unaudited)

                                          Principal/        Fair
                                            Shares/        Value
							 Contracts
INVESTMENT SECURITIES - 114%

CONVERTIBLE PREFERRED STOCK - 32%
UNITED STATES - 32%
Affiliated Managers Group,Inc. 5.100%          1,200       49,575
   Due 04-15-36
Affiliated Managers Group,Inc. 5.150%         48,410    1,826,557
   Due 10-15-37
Bank of America 7.250%                         1,930    1,987,745
Bunge Limited 4.875%			       6,660      757,775
Carriage Services Cap Trust 7.000%            48,000    1,656,000
   Due 06-01-29
Citigroup Inc 7.000%                          46,000    2,170,280
Continental Airlines 6.000%                   15,000      404,400
   Due 11-15-30
Dune Energy, Inc. 10.000%                      2,146    1,759,720
Fleetwood Capital Trust 6.000%                58,660    1,466,500
   Due 02-15-28
Healthsouth Corp. 6.500%                       1,800    1,431,000
ION Media Networks Series B 12.000%                9        9,463
   Due 08-31-13 (c)
Lehman Brothers Holdings Inc 7.250%            1,000    1,022,500
Quadramed Corp (144A) 5.500% (b)             113,000    2,203,500
Six Flags, Inc. 7.250% Due 08-15-09           90,300    1,079,988
Washington Mutual 5.375% Due 07-01-41          3,350    2,345,536

Total convertible preferred stock (cost- $23,933,171)  20,170,540

CONVERTIBLE BONDS - 64%
SINGAPORE - 0%
APP Finance VI Mauritius                   12,903,000      64,515
   0.000% Due 11-18-12 	(a)(c)(d)

UNITED STATES - 64%
CA, Inc. 	                           1,600,000    1,975,840
   1.625% Due 12-15-09 (d)
Capital Source Inc.                        2,800,000    1,906,800
   7.250% Due 07-15-37
Carnival Corporation                         630,000      688,968
   2.000% Due 04-15-21
Cell Therapeutic, Inc.                     1,500,000      712,500
   4.000% Due 07-01-10 (d)
Disney Walt Company                        1,850,000    1,974,320
   2.125% Due 04-15-23(d)
Durect Corp.                                 955,000    1,596,435
   6.250% Due 06-15-08
Enpro Industries, Inc.                     1,100,000    1,260,875
   3.937% Due 10-15-15
FiberTower Corp   			   2,100,000    1,659,000
   9.000% Due 11-15-12 (b)
Global Crossing Ltd.                       2,150,000    2,004,875
   5.000% Due 05-15-11 (d)
ION Media Networks                           851,692      238,473
  11.000% Due 07-31-13
Johnson and Johnson                        3,050,000    2,762,080
   0.000% Due 07-28-20 (c)(d)(e)
Lamar Advertising                          1,030,000    1,025,493
   2.875% Due 12-31-10
Level Three Communications                 1,000,000      948,890
   10.000% Due 05-01-11
Level Three Communications                 2,500,000    1,723,125
   3.500% Due 06-15-12
Liberty Media (TWX)                        2,000,000    1,991,100
   3.125% Due 03-30-23
McMoRan Exploration		           2,000,000    2,425,000
   5.250% Due 10-06-11
Merrill Lynch                              1,800,000    1,918,350
   0.000% Due 03-13-32 (c)(d)
Molson Coors Brewing Company               2,180,000    2,732,303
   2.500% Due 07-30-13
RPM International                          4,750,000    2,743,125
   1.389% Due 05-13-33
TJX Companies, Inc.                        1,850,000    2,074,960
   0.000% Due 02-13-21 (c)(d)
Transocean, Inc. - A                       1,880,000    2,049,200
   1.625% Due 12-15-37
Transocean, Inc. - C                         120,000      131,400
   1.500% Due 12-15-37
US Airways Group, Inc.                     1,975,000    1,709,560
   7.000% Due 09-30-20
YRC Worldwide                              2,010,000    1,796,739
   5.000% Due 08-08-23

        Total United States                            40,049,413

Total convertible bonds (cost - $42,579,727)           40,113,928

CONVERTIBLE BOND UNITS - (2%, cost $1,300,485)
UNITED STATES - 2%
Hercules Inc. 6.500%                           1,720    1,419,000
  Due 06-30-29

        Total United States                             1,419,000

COMMON STOCK - (6%, cost $4,631,463)
UNITED STATES - 6%
Babcock & Brown Air Ltd.                      40,000      650,000
Durect Corporation                            99,976      524,874
Scottish Re Group Ltd.                       305,787       26,756
Yahoo!, Inc.                                  85,365    2,469,609

      Total United States                               3,671,240

PREFERRED STOCK - (0%, cost $2,953)
GREAT BRITAIN - 0%
PTV, Inc. 10.000% Due 01-10-23                   594          119
CALL OPTIONS - (1%, cost $900,762)
UNITED STATES - 1%
Lowes Corporation (d)                            800      400,000

WARRANTS - (3%, cost $1,221,394)
UNITED STATES - 3%
Mirant(Series A),strike price $21.87,         28,100      445,385
    Expire 01-03-11
Mirant(Series B),strike price $20.54,         91,900    1,548,515
    Expire 01-03-11
       Total United States                              1,993,900


OTHER - (6%, cost $629,451)
UNITED STATES - 6%
    Metromedia Int'l Group, Inc.              80,000    3,560,000
       appraisal rights (f)




TOTAL INVESTMENT SECURITIES (cost - $75,199,406)       71,328,726




Other assets less liabilities - (14)%                  (8,544,496)

NET ASSETS - 100%                                     $62,784,231

(a) This security is in default and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.
(e) Security was originally issued by Alza Corp, which was subsequently assumed by Johnson & Johnson through acquisition.
(f) The Fund is party to an appraisal action in the Delaware Court of Chancery in which it has requested the determination and payment of fair value of the 7.25% Cumulative Convertible preferred stock.

Percentages are based upon the fair value as a percent of net assets as of March 31, 2008.

Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President